Financial Instruments - Carrying Amounts and Reconciliation of Derivative Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Derivative financial asset (liability), net	$ (24)	$ 178	$ 356
Current portion of other long-term assets	5	8
Current portion of other long-term liabilities	(131)	(112)
Other long-term assets	131	282
Other long-term liabilities	(29)	0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	1	(3)	$ 2
Natural gas fixed price swaps
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	(5)	(3)
Natural gas basis swaps
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	(40)	(8)
Foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	(7)	(10)
Foreign currency forward contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	(108)	(91)
Cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	$ 136	$ 290